Treasury Stock	12 Months Ended
Mar. 31, 2026
Treasury Stock [Abstract]
TREASURY STOCK

Note 22 – TREASURY STOCK

On December 10, 2018, the Company announced that its board of directors authorized a share repurchase program under which the Company may repurchase up to US$25 million of its ordinary shares in the form of American depositary shares (“ADS”) over the next 12 months. The Company repurchased an aggregate of 1,165,883 ADSs from the open market for a total consideration of US$3,988,370, which was recorded as treasury stock.